Promissory Note Payable (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Promissory Note Payable [Line Items]
Current portion of promissory note payable	$ 346,166	$ 58,038
Long-term portion of promissory note payable		346,158
Promissory note payable
Disclosure Of Promissory Note Payable [Line Items]
Promissory note issued				$ 594,000
Interest rate per annum				2.00%
Blended monthly installments payable				$ 5,463
Period of promissory note				five years
Balloon payment payable				$ 311,764
Interest expense	$ 7,530	$ 8,621	$ 9,788